Performance Management - Oak Harvest Long/Short Hedged Equity Fund	Dec. 23, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year, 5 Years and Since Inception, as applicable, compared to a broad-based market index.

Visit www.oakharvestfunds.com or call 1-833-549-4121 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year, 5 Years and Since Inception, as applicable, compared to a broad-based market index
Bar Chart [Heading]	Oak Harvest Long/Short Hedged Equity Fund Calendar Year Total Returns – Institutional Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest	1/1/2024 – 3/31/2024	5.19%
Lowest	7/1/2024 – 9/30/2024	1.95%

The Fund’s year-to-date return as of September 30, 2025 was 15.14%.

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	15.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	519.00%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	195.00%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2024)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns are for Institutional Shares only.
Performance [Table]
	1 Year	Since Inception (12/18/2023)
Oak Harvest Long/Short Hedged Equity Fund
Institutional Shares - Before Taxes	12.10%	11.88%
Institutional Shares - After Taxes on Distributions(1)	12.10%	11.87%
Institutional Shares - After Tax on Distributions and Sale of Fund Shares(1)	7.17%	9.06%
Standard & Poor’s 500 Index (S&P 500® Index) (reflects no deduction for fees, expenses or taxes)(2)	25.02%	24.86%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only.
(2)	The S&P 500® Index is a market capitalization weighted index of 500 large U.S. companies chosen for market size, liquidity and industry group representation and includes reinvested dividends. The index is unmanaged and is widely used as a barometer of U.S. stock market performance. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.oakharvestfunds.com
Performance Availability Phone [Text]	1-833-549-4121